(Loss)/ Earnings Per Share	12 Months Ended
Dec. 31, 2012
(LOSS)/ EARNINGS PER SHARE [Abstract]
(Loss)/ Earnings Per Share

16. (LOSS)/ EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share indicated for the periods presented:

	For the Years Ended December 31
	2010	2011	2012
	US$	US$	US$
Numerator:
Numerator for basic (loss)/earnings per share	(17,053)	8121	9,430
Accretion of redeemable convertible preferred shares*	—	—	—
Beneficial conversion feature of redeemable convertible preferred shares*	—	89	—
Allocation of net income to participating preferred shareholders	—	100	—

Numerator for diluted (loss)/earnings per share	(17,053)	8,310	9,430

Denominator:
Weighted average number of common shares outstanding-basic	49,683,230	173,373,462	235,257,651
Dilutive effect of convertible preferred shares*	—	11,295,890	—
Dilutive effect of share options and restricted shares*	—	8,868,622	20,464,900

Weighted-average number of common shares outstanding, diluted	49,683,230	193,537,974	255,722,551

Basic net (loss)/earnings per Class A and Class B common share***	(0.34)	0.05	0.04
Diluted net (loss)/earnings per Class A and Class B common share***	(0.34)	0.04	0.04
Basic net (loss)/earnings per ADS**	(1.72)	0.23	0.20
Diluted net (loss)/earnings per ADS**	(1.72)	0.21	0.18

*	The potentially dilutive securities that were not included in the calculation of dilutive net (loss)/earnings per share in those periods where their inclusion would be anti-dilutive include convertible preferred shares of 90,460,988, 27,649,375 and nil, respectively, and share options and restricted shares of 17,099,899, nil and nil, respectively, for the years ended December 31, 2010, 2011 and 2012.
**	The Company was listed on May 5, 2011 with issuance of a total of 7,750,000 American Depositary Shares (“ADSs”) at a public offering price of $11.50 per ADS. Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2010 were calculated using the same conversion ratio assuming the ADSs existed during these periods.
***	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.